Accounts Payable and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued benefits		$ 254	$ 245
Salaries and incentives		277	267
Accrued rent		22	19
Trade accounts payable		39	42
Accrued recording fees and transfer taxes		17	16
Accrued premium taxes		20	26
Deferred revenue		107	103
Other accrued liabilities		219	215
Total Accounts payable and other accrued liabilities	$ 796	$ 955	$ 933